Investment Strategy	Jul. 28, 2026
Schwab Target 2010 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who retired at or about the year 2010 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities decreased and its allocation to fixed-income securities increased as the fund approached its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 33.4% equity securities, 63.3% fixed-income securities, and 3.3% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2015 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who retired at or about the year 2015 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities decreased and its allocation to fixed-income securities increased as the fund approached its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 38.2% equity securities, 59.1% fixed-income securities, and 2.7% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2020 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who retired at or about the year 2020 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities decreased and its allocation to fixed-income securities increased as the fund approached its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 41.4% equity securities, 56.2% fixed-income securities, and 2.3% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2025 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who retired at or about the year 2025 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities decreased and its allocation to fixed-income securities increased as the fund approached its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 43.7% equity securities, 54.3% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2030 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2030 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 56.2% equity securities, 42.2% fixed-income securities, and 1.6% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2035 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2035 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 67.7% equity securities, 31.0% fixed-income securities, and 1.3% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2040 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2040 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 76.4% equity securities, 22.5% fixed-income securities, and 1.0% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2045 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2045 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 83.7% equity securities, 15.5% fixed-income securities, and 0.8% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2050 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2050 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 89.3% equity securities, 10.0% fixed-income securities, and 0.6% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2055 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2055 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 92.6% equity securities, 6.9% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2060 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2060 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 94.6% equity securities, 4.9% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2065 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2065 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 96.6% equity securities, 2.9% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.
Schwab Target 2070 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2070 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.

The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 97.0% equity securities, 2.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0%

fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in underlying funds that are managed to seek investment returns that track particular market indices
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices.